Other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Income tax payable	$ 6,274	$ 2,366
Total current	66,891	70,308
Sociedad Minera Cerro Verde S.A.A.
Current
Payroll withholdings	6,707	7,200
Penalties to the Geological, Mining and Metallurgical Institute	3,713	6,547
Social Health Insurance of Peru contribution	2,716	2,469
Mining royalties	2,367	3,309
Miscellaneous interest payable	1,904	1,609
Other	1,840	1,471
Excess of salaries limit of workers profit sharing	0	38,027
Total current	$ 19,247	$ 60,632